Derivatives - Summary Of Derivative Assets And Derivative Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	₩ 341,468,024	₩ 354,972,942
Derivative assets (Designated for hedging)	175,191	26,708	$ 118,532
Derivative liabilities for hedging	₩ 102,815	₩ 153,007	$ 69,564
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 7) and financial liabilities at FVTPL (Note 20), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	₩ 10,102	₩ 698
Derivative liabilities for hedging	102,635	135,263
For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	165,089	26,010
Derivative liabilities for hedging	180	17,744
For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	10,094,532	5,798,329
Derivative liabilities for trading	9,092,098	5,943,024
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	449,127	317,018
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	3,530,000	3,960,000
Interest rate forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	52,855	83,198
Derivative liabilities for trading	274,980	169,527
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	138,816,980	138,734,758
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	10,102	698
Derivative liabilities for hedging	102,635	135,263
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	180	512
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	308,333	367,333
Derivative liabilities for trading	199,761	213,885
Interest rate options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	50,000	150,000
Interest rate options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	360,000	400,000
Interest rate options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	81	6,556
Derivative liabilities for trading	0	0
Interest rate options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	10,595	15,359
Currency futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	2,837	1,728
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	111,927,474	97,713,561
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	5,638,032	1,935,832
Derivative liabilities for trading	1,805,299	885,870
Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	85,880,218	79,160,356
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	165,089	26,010
Derivative liabilities for hedging	0	17,232
Currency swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	4,089,265	2,669,550
Derivative liabilities for trading	6,796,459	3,643,463
Foreign Exchange Option | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	175,221	139,309
Foreign Exchange Option | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	265,182	122,696
Foreign Exchange Option | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	4,779	1,500
Derivative liabilities for trading	0	0
Foreign Exchange Option | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	3,603	585
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	480,311
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,520	137
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	182	36
Derivative liabilities for trading	0	0
Equity swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	7,698	461,112
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	126,028
Derivative liabilities for trading	1,401	1,994
Equity options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,767	16,444,709
Equity options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	0	16,887,247
Equity options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,005	608,296
Derivative liabilities for trading	0	0
Equity options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	₩ 0	₩ 1,012,341